CHINA ENERGY CORPORATION

6130 Elton Avenue, Las Vegas, Nevada 89107 Tel: 1-702- 216-0472

December 22, 2006

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549 Attention: Jennifer Hardy, Esq.

Dear Ms. Hardy:
Re:	China Energy Corporation
Registration Statement on Form SB-2 – Amendment No. 4
Commission File No. 333-128608

Thank you for your letter and comments dated December 12, 2006. We enclose for filing pursuant to the Securities Act of 1933 the Amendment No. 4 to the Registration Statement on Form SB-2 for China Energy Corporation, the “Company”), which has been amended pursuant to your comments.

Responses to each comment are referenced to the changes made in the Form SB2/A.

The corresponding answers to your questions are as follows:

The Offering

1.	We have made the requested change as follows:

Our selling shareholders (all of which hold less than 10% of outstanding shares and are not officers, directors or shareholders related to any officer or director. 59% own greater than 5% and 13% own less than 5%.) own an aggregate of 72% of our outstanding shares and will exercise control over matters requiring stockholder approval and will be able to elect all of our directors.

Such control, which may have the effect of delaying, deferring or preventing a change of control, is likely to continue for the foreseeable future and significantly diminishes control and influence which future stockholders may have in the Company. Our officers and directors hold 18% of the outstanding shares and one principal shareholder holds 10% of the outstanding shares, consisting of the remaining 28% ownership of the Company aside from the 72% selling shareholders of which own less than 10% of the Company.

Assuming shares held by the selling shareholders will be sold, the percentage ownership of the officers, directors and principal shareholders is not expected to change.

Organization Within the Last Five Years

2.       We have disclosed that Mr. Khean is a promoter as requested.

Summary of the terms of the license agreement

3.      We have made the requested change.

Managements’ Discussion and Analysis of Financial Condition and Results of Operation

4.	We have made revisions to agree amounts presented in the management’s discussion to agree with the financial statements.

Certain Relationships and Related Transactions

5.	Magnum Equities Group Inc. and Peter Khean do not plan on assisting China Energy in raising capital.

Financial Statements Consolidated Statement of Income

6.	We have added the requested disclosure in Note 12 and updated the management discussion and analysis.

Note 3 – Restatements

7.	The footnote disclosure for adjustments A, B, and C was not omitted from the financial statements. It was mislabeled. The explanations for A, B, and C are now properly identified.

Financial Statement for the Nine Months Ended August 31, 2006

Consolidated Statement of Cash Flows

8.	We agree with the point made in this comment and have made appropriate changes to the August 31, 2006 statement of cash flows.

9.	We have made the requested disclosure.

Note 2 – Investment Property

10.

We note your point that property which is available and ready for use should be depreciated. These buildings are not ready for use because of their present condition. The plans are to either substantially renovate these buildings or tear them down and replace them. For these reasons, we do not feel depreciation at this time is appropriate. Note 3 – Intangible Asset

11.	We note your point that an item qualifies as a liability only if it is an obligation that can not be avoided. We have characterized the notes which are due for acquisition of an intangible asset as a liability, for two reasons. First, as previously noted, this obligation can only be avoided if we cease mining entirely. If that were to happen, we would no longer be a going concern, as mining is our principle business. Second, we note in Concept Statement No. 6, “Elements of Financial Statements,” which is the only place we have found a clear definition of a liability, that there are three essential characteristics of a liability: first, it involves a present duty of responsibility that entails settlement by probable transfer: second, the duty of responsibility obligates the entity and leaves it little or no discretion to avoid the future sacrifice; and, third, the transaction or event obligating the entity has already happened. We feel that each of these characteristics is present in our case. We have a present responsibility that entails probable settlement. We have nearly no discretion to void this obligation, since voiding it would cause us to no longer to be in business. Finally, the transaction has occurred.

If you have any questions, please contact our US filing agent at (604) 697-8899. Thank you.

Yours truly,

China Energy Corporation

/s/ “WenXiang Ding”

WenXiang Ding,
President